Cash-based awards (Details 5)	6 Months Ended
Jun. 30, 2015
Plus Bond awards | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years